Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets:
Cash and restricted cash	$ 9,219	$ 687
Financial liabilities:
Financial liabilities carried at amortized cost	$ 1,177	$ 672